UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)
Revenues	₫ 32,915,685	$ 1,313,894,499	₫ 15,196,102
Related party
Revenues	₫ 7,028,330	$ 280,600,000	₫ 7,805,293